Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
REVENUES:
Minimum rents	$ 662,018		$ 667,090		$ 663,156
Percentage rents	17,995		17,149		17,367
Other rents	22,659		22,427		22,535
Tenant reimbursements	287,866		301,510		305,095
Management, development and leasing fees	10,772		6,935		6,416
Other	31,367		34,851		29,249
Total revenues	1,032,677		1,049,962		1,043,818
OPERATING EXPENSES:
Property operating	145,590		148,715		143,785
Depreciation and amortization	265,192		270,828		279,936
Real estate taxes	90,368		91,586		94,650
Maintenance and repairs	52,387		55,301		54,536
General and administrative	51,251		44,750		43,383
Loss on impairment of real estate	24,379	[1]	51,304	[1]	1,156	[1]
Other	25,078		28,898		25,523
Total operating expenses	654,245		691,382		642,969
Income from operations	378,432		358,580		400,849
Interest and other income	3,955		2,582		3,868
Interest expense	(244,432)		(267,072)		(281,102)
Gain on extinguishment of debt	265		1,029		0
Gain on investments	45,072		0		888
Gains on Sales of Investment Real Estate	2,286		59,396		2,887
Equity in earnings (losses) of unconsolidated affiliates	8,313		6,138		(188)
Income tax provision (benefit)	(1,404)		269		6,417
Income from continuing operations	192,487		160,922	[1]	133,619	[1]
Operating income (loss) of discontinued operations	(18,906)		24,073		(35,828)
Gain (loss) on discontinued operations	938		(1)		379
Net income	174,519		184,994		98,170
Net income attributable to noncontrolling interests in:
Operating partnership	(19,267)		(25,841)		(11,018)
Other consolidated subsidiaries	(23,652)		(25,217)		(25,001)
Net income attributable to the Company	131,600		133,936		62,151
Preferred dividends	(47,511)		(42,376)		(32,619)
Net income attributable to common shareholders	84,089		91,560		29,532
Basic per share data attributable to common shareholders:
Income from continuing operations, net of preferred dividends	$ 0.64	[2]	$ 0.49		$ 0.40
Discontinued operations	$ (0.10)		$ 0.13		$ (0.19)
Net income attributable to common shareholders	$ 0.54	[2]	$ 0.62		$ 0.21
Weighted average common shares outstanding	154,762		148,289		138,375
Diluted per share data attributable to common shareholders:
Income from continuing operations, net of preferred dividends	$ 0.64	[2]	$ 0.49		$ 0.40
Discontinued operations	$ (0.10)		$ 0.13		$ (0.19)
Net income attributable to common shareholders	$ 0.54	[2]	$ 0.62		$ 0.21
Weighted average common and potential dilutive common shares outstanding	154,807		148,334		138,416
Amounts attributable to common shareholders:
Income from continuing operations, net of preferred dividends	98,708		72,805		55,349
Discontinued operations	(14,619)		18,755		(25,817)
Net income attributable to common shareholders	$ 84,089		$ 91,560		$ 29,532

[1]	The referenced amounts for the years ended December 31, 2011 and 2010 have been restated. See Note 2 for more information. Loss on impairment of real estate for the year ended December 31, 2012 consisted of $20,315 related to Malls, $3,000 related to Associated Centers and $1,064 related to All Other. Loss on impairment of real estate for the year ended December 31, 2011 consisted of $50,683 related to Malls and $621 related to All Other. Loss on impairment of real estate for the year ended December 31, 2010 consisted of $1,156 related to All Other.
[2]	The sum of quarterly earnings per share may differ from annual earnings per share due to rounding.